RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [abstract]
Schedule of list of related party
Name of related parties	Relationship with the Company

Single largest shareholder and its subsidiaries
Guangzhou Railway Group	Single largest shareholder
Guangdong Yangcheng Railway Enterprise Co., Ltd.	Subsidiary of the single largest shareholder
GRCL	Subsidiary of the single largest shareholder
GIDC	Subsidiary of the single largest shareholder
Guangzhou Railway Material Supply Company	Subsidiary of the single largest shareholder
Guangzhou Railway Station Service Centre	Subsidiary of the single largest shareholder
Changsha Railway Construction Company Limited	Subsidiary of the single largest shareholder
GSRC	Subsidiary of the single largest shareholder
Guangzhou Yuetie Operational Development Company	Subsidiary of the single largest shareholder
Guangzhou Railway Rolling Stock Company Limited	Subsidiary of the single largest shareholder
Guangdong Tieqing International Travel Agency Company Limited	Subsidiary of the single largest shareholder
Huaihua Railway Engineer Construction Company	Subsidiary of the single largest shareholder
Xiashen Railway Guangdong Company Limited	Subsidiary of the single largest shareholder
Ganshao Railway Company Limited	Subsidiary of the single largest shareholder
Hunan Changtie Industrial Development Co. Ltd.	Subsidiary of the single largest shareholder
Guangzhou Railway Real Estate Construction Engineering Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Beiyang Information Technology Company Limited	Subsidiary of the single largest shareholder
Hainan Railway Company Limited	Subsidiary of the single largest shareholder
Guangdong Sanmao Railway Capital Construction Company	Subsidiary of the single largest shareholder
Construction Engineering Company, Yangcheng Railway Industry Development Corporation	Subsidiary of the single largest shareholder

Schedule of associates of Group
Associates of the Group
Tiecheng	Associate of the Group
Shentu	Associate of the Group

Schedule of material transactions
	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to Guangzhou Railway Group and its subsidiaries (i)	1,425,538	1,505,348	1,861,543
Revenue collected by CRC for railway network usage and related services provided to Guangzhou Railway Group and its subsidiaries (ii)	1,400,876	1,428,752	1,357,512
Revenue from railway operation service provided to Guangzhou Railway Group’s subsidiaries (iii)	579,253	660,847	736,492
	3,405,667	3,594,947	3,955,547
Other services
Sales of materials and supplies to Guangzhou Railway Group and its subsidiaries (iv)	29,449	23,386	39,383

Services received and purchase made
Transportation related services
Provision of train transportation services by Guangzhou Railway Group and its subsidiaries (i)	989,778	1,048,524	872,234
Cost settled by CRC for railway network usage and related services provided by Guangzhou Railway Group and its subsidiaries (ii)	1,628,336	1,720,849	1,898,623
Operating lease rental paid to Guangzhou Railway Group for the leasing of land use rights (Note 38 (b))	55,090	57,358	58,490
	2,673,204	2,826,731	2,829,347

Other services
Social services (employee housing and public security services and other ancillary services) provided by GEDC and Yangcheng Railway (iii)	11,297	-	-
Provision of repair and maintenance services by Guangzhou Railway Group and its subsidiaries (iv)	306,988	298,040	451,976
Purchase of materials and supplies from Guangzhou Railway Group and its subsidiaries (iv)	469,273	455,716	555,048
Provision of construction services by Guangzhou Railway Group and its subsidiaries (v)	347,409	272,390	180,147
	1,134,967	1,026,146	1,187,171

Schedule of material transactions with CRC and other railway companies
	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to CRC Group (i)	29,794	81,396	63,364
Revenue collected by CRC for services provided to CRC Group (ii)	1,777,640	1,877,719	2,527,897
Revenue from railway operation service provided to CRC Group (iii)	1,628,143	1,800,692	2,012,880
	3,435,577	3,759,807	4,604,141
Other services
Provision of repairing services for cargo trucks to CRC Group (ii)	323,993	333,917	337,432
Sales of materials and supplies to CRC Group (iv)	7,073	7,185	9,099
Provision of apartment leasing services to CRC Group (iv)	641	722	617
	331,707	341,824	347,148

Services received and purchases made
Transportation related services
Provision of train transportation services by CRC Group (i)	292,754	306,208	283,490
Cost settled by CRC for services provided by CRC Group (ii)	1,376,047	1,395,591	2,161,146
	1,668,801	1,701,799	2,444,636

Other services
Provision of repair and maintenance services by CRC Group (iv)	42,954	31,089	9,440
Purchase of materials and supplies from CRC Group (iv)	15,220	19,258	27,743
Provision of construction services by CRC Group (v)	4,385	-	1,417
	62,559	50,347	38,600

Schedule of revenues collected and settled through the CRC
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

- Passenger transportation	6,960,491	7,295,985	7,532,999
- Freight transportation	1,105,061	1,266,122	1,849,360
- Other transportation related services	86,883	112,267	78,935
	8,152,435	8,674,374	9,461,294

Schedule of material balance
	2017	2018
	RMB’000	RMB’000

Trade receivables	1,435,421	1,934,435
- Guangzhou Railway Group (i)	132,830	586,049
- Subsidiaries of Guangzhou Railway Group (i)	1,302,591	1,348,386

Prepayments and other receivables	44,329	33,957
- Guangzhou Railway Group	3,277	231
- Subsidiaries of Guangzhou Railway Group	41,052	33,726

Prepayments for fixed assets and construction-in-progress	4,352	2,489
- Subsidiaries of Guangzhou Railway Group (ii)	4,352	329
--Associates	-	2,160

Trade payables	681,587	597,050
- Guangzhou Railway Group (i)	61,899	95,048
- Subsidiaries of Guangzhou Railway Group (ii)	619,509	500,385
- Associates	179	1,617

Payables for fixed assets and construction-in-progress	342,519	388,482
- Guangzhou Railway Group	53,821	42,604
- Subsidiaries of Guangzhou Railway Group	220,377	211,486
- Associates	68,321	134,392

Contract liabilities	-	1,100
- Subsidiaries of Guangzhou Railway Group	-	1,096
- Associates	-	4

Accruals and other payables	439,509	454,670
- Guangzhou Railway Group	7,390	9,212
- Subsidiaries of Guangzhou Railway Group (iii)	430,041	443,391
- Associates (iv)	2,078	2,067

Schedule of material balances with CRC Group
	2017	2018
	RMB’000	RMB’000

Due from CRC Group
- Trade receivables	1,372,631	1,015,057
- Other receivables	1,207	1,149

Due to CRC Group
- Trade payables and payables for fixed assets and construction-in-progress	62,620	32,688
- Other payables	6,413	35,851